Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K
Entity File Number	001-41247
Entity Registrant Name	Satellogic Inc.
Entity Address, Address Line One	Ruta 8 Km 17,500
Entity Address, Address Line Two	Edificio 300
Entity Address, Address Line Three	Oficina 324 Zonamérica
Entity Address, City or Town	Montevideo
Entity Address, Postal Zip Code	91600
Entity Address, Country	UY
Document Fiscal Period Focus	Q2
Amendment Flag	false
Document Fiscal Year Focus	2024
Entity Central Index Key	0001874315
Document Period End Date	Jun. 30, 2024
Current Fiscal Year End Date	--12-31